Goldman Sachs Access Emerging Markets USD Bond ETF Average Annual Total Returns		12 Months Ended	35 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
FTSE Goldman Sachs Emerging Markets USD Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.84%	(1.69%)
Bloomberg Global Aggregate Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.39%	0.64%
Goldman Sachs Access Emerging Markets USD Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		3.36%	(1.64%)
Performance Inception Date	Feb. 15, 2022
Goldman Sachs Access Emerging Markets USD Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.01%	(1.94%)
Goldman Sachs Access Emerging Markets USD Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.98%	(0.70%)